Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense [Abstract]
Current					$ 1,181	$ 203
Deferred					(16)	343
Income tax expense	$ 439	$ 175	$ 894	$ 426	1,165	546
Income Tax Expense by Jurisdiction [Abstract]
Federal Income Tax					1,244	714
State Tax					(79)	(168)
Income tax expense	$ 439	$ 175	$ 894	$ 426	$ 1,165	$ 546